SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) simulation in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) simulation	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021 EUR (€) simulation
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Impairment of non-financial assets, planning horizon period	7 years
Percentage of participants that will resign before one year of service	0.043
Percentage of participants that will resign before achievement of milestone dates	0.1375
Impairment of RSP loans	$ 13,117,000	$ 0	$ 0
Volatility of share price	102.00%							102.00%
Financial liabilities	$ 536,364,000	$ 155,015,000
Level 3 | Employee Loans Maturing 2027
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Financial assets, at fair value	20,582,787
Embedded derivative | Level 3
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Financial liabilities	$ 118,600,000
Number of simulations used in fair value analysis | simulation	50							50
Expected volatility | Embedded derivative | Level 3
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Significant unobservable input, liabilities	1.01							1.01
Arrival redeems early	100.00%							100.00%
Expected volatility | Embedded derivative | Level 3 | Expected Volatility, Option One
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Significant unobservable input, liabilities	0.81							0.81
Arrival redeems early	80.60%							80.60%
Expected volatility | Embedded derivative | Level 3 | Expected Volatility, Option One | Pro Forma
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Financial liabilities	$ 95,591,600
Expected volatility | Embedded derivative | Level 3 | Expected Volatility, Option Four
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Significant unobservable input, liabilities	1.21							1.21
Arrival redeems early	115.00%							115.00%
Expected volatility | Embedded derivative | Level 3 | Expected Volatility, Option Four | Pro Forma
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Financial liabilities	$ 136,390,000
Expected volatility | RSP loans
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Significant unobservable input, assets	1.06							1.06
Expected volatility | Employee Loans Maturing 2027
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Financial assets, at fair value	$ 20,583,000
Expected volatility | Employee Loans Maturing 2030
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Financial assets, at fair value	$ 2,347,153
Probability of Redemption
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Significant unobservable input, liabilities	1.01							1.01
Probability of Redemption | RSP loans
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Significant unobservable input, assets				0.30	0.30	0.20	0.20
Expected term | RSP loans
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Significant unobservable input, assets	3.56							3.56
Expected term | Employee Loans Maturing 2027
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Financial assets, at fair value	$ 20,583,000
Expected term | Employee Loans Maturing 2030
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Financial assets, at fair value	$ 2,347,000
Cumulative savings | Employee Loans Maturing 2027
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Significant unobservable input, assets	0.29							0.29
Financial assets, at fair value	$ 20,583,000
Cumulative savings | Employee Loans Maturing 2030
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Significant unobservable input, assets	0.55							0.55
Financial assets, at fair value	$ 2,347,000
AUTO CGU
Disclosure of assumptions would need to change individually for the estimated recoverable amount [Line Items]
Market capitalization	$ 4,724,871,702							€ 4,175,354,528